Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Cost:
Total cost			¥ 25,885		¥ 28,211
Less: Accumulated depreciation			(22,782)		(22,719)
Property and equipment, net	¥ 3,769	$ 537	3,103	$ 430	5,492
Warehouse equipment [Member]
Cost:
Total cost			1,945		2,879
Furniture, computer and office equipment [Member]
Cost:
Total cost			5,395		7,082
Vehicles [Member]
Cost:
Total cost			4,740		4,740
Leasehold improvement [Member]
Cost:
Total cost			10,793		10,501
Software [Member]
Cost:
Total cost			¥ 3,012		¥ 3,009